CONVERTIBLE NOTES PAYABLE (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Convertible Notes Two [Member]
Amount allocated to beneficial conversion feature	$ 26,000
Amount allocated to convertible note	156,000
Par value of convertible note payable	200,000
Unamortization of debt discount	0
Balance of convertible note payable	200,000
Amount allocated to detachable warrants	22,000
Convertible Notes Three [Member]
Amount allocated to beneficial conversion feature	563,000
Amount allocated to convertible note	0
Par value of convertible note payable	1,000,000
Unamortization of debt discount	0
Balance of convertible note payable	1,000,000
Amount allocated to detachable warrants	437,000
Convertible Notes One [Member]
Amount allocated to beneficial conversion feature	19,000
Amount allocated to convertible note	152,000
Par value of convertible note payable	200,000
Unamortization of debt discount	0
Balance of convertible note payable	200,000
Amount allocated to detachable warrants	$ 25,000